Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 938,282	$ 5,396,406
Restricted cash	1,518,036	1,083,036
Trade accounts receivable, net	1,528,055	1,843,008
Other receivables	460,209	459,785
Prepaid expenses	226,033	286,711
Inventories	1,385,280	508,711
Total current assets	6,055,895	9,577,657
Long-term assets
Vessels, net	99,305,990	105,461,265
Restricted cash	2,150,000	2,650,000
Total assets	107,511,885	117,688,922
Current liabilities
Long-term bank loans, current portion	13,793,754	6,806,294
Trade accounts payable	1,074,518	1,046,561
Accrued expenses	704,508	964,423
Accrued preferred dividends		358,726
Derivatives	456,133
Deferred revenues	246,125	445,824
Due to related companies	2,984,759	1,547,210
Total current liabilities	19,259,797	11,169,038
Long-term liabilities
Long-term bank loans, net of current portion	37,318,084	49,688,840
Derivatives	393,899	304,174
Total long-term liabilities	37,711,983	49,993,014
Total liabilities	56,971,780	61,162,052
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 15,387 and 16,606 issued and outstanding, respectively)	15,940,713	14,721,665
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,304,630 and 2,348,216 issued and outstanding, respectively)	23,482	23,046
Additional paid-in capital	53,048,060	52,802,574
Accumulated deficit	(18,472,150)	(11,020,415)
Total shareholders’ equity	34,599,392	41,805,205
Total liabilities, mezzanine equity and shareholders’ equity	$ 107,511,885	$ 117,688,922